Business, Acquisition of Assets and Basis of Presentation - Company's Allocation on Consideration Transferred for ProstaScint (Detail) - USD ($)	Jun. 30, 2015	May. 31, 2015	May. 20, 2015
Business Acquisition [Line Items]
Goodwill	$ 74,000
Total assets acquired			$ 2,391,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Tangible assets			727,000
Intangible assets			1,590,000
Goodwill			$ 74,000
Total assets acquired		$ 2,400,000